Schedule of trade accounts receivable, net and notes receivable (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross		R$ 4,697,942	R$ 4,719,137
Adjustment to present value		(14,394)	(13,316)
Expected credit losses		(638,583)	(605,940)
Trade accounts receivable, net		4,044,965	4,099,881
Current		4,039,155,000	4,136,421,000
Non-current		5,810	7,026
Current		4,107,156	4,136,421
Non-current		34,978	49,864
Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable, gross		114,565	113,949
Adjustment to present value		(1,610)	(156)
Expected credit losses		(15,786)	(27,389)
Trade accounts receivable, net		97,169	86,404
Current		68,001	43,566
Non-current	[1]	29,168	42,838
Country of domicile [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Customers		1,610,300	2,002,586
Foreign countries [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Customers		R$ 3,087,642	R$ 2,716,551

[1]	Weighted average maturity of 1.92 years.